Annuity Investors®
Life Insurance Company
May 7, 2007
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Annuity Investors Variable Account B The Commodore Independence Variable Annuity File Nos. 333-51955 and 811-08017 Rule 497(j) Certification
Ladies and Gentlemen:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Annuity Investors Variable Account B (the “Registrant”) certifies that (1) the form of Statement of Additional Information for the Commodore Independence Variable Annuity that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment (Post-Effective Amendment No. 14) to the Registrant’s Registration Statement, and (2) the text of the most recent Post-Effective Amendment was filed electronically on May 1, 2007.
     Please address any questions or comments to Karen McLaughlin at 513.412.1465.

Sincerely yours, Annuity Investors Life Insurance Company
By:	/s/ John P. Gruber
John P. Gruber
Senior Vice President, General Counsel and Secretary